Income taxes - Reconciliation of Reported Income Taxes in the Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net earnings (losses)	$ 375	$ 2,327
Add back income taxes	577	996
Earnings before income taxes	$ 952	$ 3,323
Applicable statutory tax rate	26.80%	26.80%
Income taxes computed at applicable statutory rates	$ (255)	$ (891)
Non-taxable portion of gains on investments	18	5
Uncertain tax positions	4	16
Impairment of goodwill	(303)	0
Change in estimate relating to prior periods	1	10
Non-taxable portion of equity losses	(66)	(149)
Previously unrecognized tax benefits	3	0
Other	21	13
Total income taxes	$ (577)	$ (996)
Average effective tax rate	60.60%	30.00%